Consolidated Statements of Changes in Equity - USD ($)	Share capital [Member]	Contributed surplus [Member]	Equity component of convertible debentures [Member]	Accumulated deficit [Member]	Total
Beginning Balance at Oct. 31, 2016	$ 75,855,139	$ 26,918,470	$ 23,075	$ (106,698,826)	$ (3,902,142)
Beginning Balance (Shares) at Oct. 31, 2016					204,388,569
Private placements of shares for cash	719,403				$ 719,403
Private placements of shares for cash (Shares)					3,873,223
Shares issued on settlement of accounts payable	107,708				$ 107,708
Shares issued on settlement of accounts payable (Shares)					547,643
Stock-based compensation		442,206			$ 442,206
Shares issued as settlement of wages	21,909				$ 21,909
Shares issued as settlement of wages (Shares)					132,381
Convertible debentures converted into common shares	2,536,963				$ 2,536,963
Convertible debentures converted into common shares (shares)					20,370,895
Reallocation from derivative liability for conversion	20,970				$ 20,970
Treasury shares cancelled (shares)					(750,000)
Loss on conversion of convertible debentures	936,102		38,975		$ 975,077
Financing costs converted into common shares
Net loss				(4,346,200)	(4,346,200)
Ending Balance at Oct. 31, 2017	80,198,194	27,360,676	62,050	(111,045,026)	$ (3,424,106)
Ending Balance (Shares) at Oct. 31, 2017					228,562,711
Private placements of shares for cash	866,200				$ 866,200
Private placements of shares for cash (Shares)					14,739,272
Shares issued on settlement of accounts payable	13,379				$ 13,379
Shares issued on settlement of accounts payable (Shares)					79,765
Stock-based compensation		140,612			$ 140,612
Convertible debentures converted into common shares	1,205,130				$ 1,205,130
Convertible debentures converted into common shares (shares)					16,220,951
Expiry of convertible debenture conversion option		129,621	(129,621)
Financing costs converted into common shares
Renewal of convertible debentures			137,854		137,854
Net loss				(2,362,239)	(2,362,239)
Ending Balance at Oct. 31, 2018	82,282,903	27,630,909	70,283	(113,407,265)	$ (3,423,170)
Ending Balance (Shares) at Oct. 31, 2018					259,602,699
Private placements of shares for cash	212,968				$ 212,968
Private placements of shares for cash (Shares)					4,961,059
Convertible debentures converted into common shares	1,636,825				$ 1,636,825
Convertible debentures converted into common shares (shares)					82,038,963
Expiry of convertible debenture conversion option		126,730	(126,730)
Financing costs converted into common shares	21,000				$ 21,000
Financing costs converted into common shares (Shares)					350,000
Renewal of convertible debentures			106,594		$ 106,594
Net loss				(2,832,864)	(2,832,864)
Ending Balance at Oct. 31, 2019	$ 84,153,696	$ 27,757,639	$ 50,147	$ (116,240,129)	$ (4,278,647)
Ending Balance (Shares) at Oct. 31, 2019					346,952,721